Cover page	Oct. 08, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	HELEN OF TROY LIMITED
Entity File Number	001-14669
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	74-2692550
Entity Address, Address Line One	201 E. Main Street, Suite 300
Entity Address, City or Town	El Paso
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79901
City Area Code	915
Local Phone Number	225-8000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.10 par value per share
Trading Symbol	HELE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000916789
Amendment Flag	false
Written Communications	false
Document Information [Line Items]
Document Period End Date	Oct. 08, 2026
Other Address
Entity Addresses [Line Items]
Entity Address, Address Line One	Richmond House
Entity Address, Address Line Two	12 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08